Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Unrealized Gains (Losses) On Marketable Investment Securities (Details) - USD ($)
$ in Millions
	Mar. 31, 2021	Dec. 31, 2020
Contractual maturities of restricted and non-restricted marketable investment securities
Debt securities with contractual maturities within one year	$ 49
Maximum
Contractual maturities of restricted and non-restricted marketable investment securities
Debt securities with contractual maturities within one year		$ 133